Derivative Financial Instruments, Summary (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Interest Rate Swaps
Derivative Financial Instruments
Fair Value, classified in Other Liabilities		$ (0.2)
Qualifying | LIBOR Caps
Derivative Financial Instruments
Count | item	2
Fair Value, classified in Other Assets		$ 0.1
Notional value of matured instruments	$ 55.6
Qualifying | Interest Rate Swaps
Derivative Financial Instruments
Count | item	2
Notional value of matured instruments	$ 41.5